EMPLOYEE BENEFIT PLANS - Summary of Plans (Details) - Suzano Prev - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFIT PLANS
Maximum aggregate percentage of contribution by employee	12.00%
Employer contributions	R$ 21,719	R$ 18,342
Nominal salary greater than 10 URS
EMPLOYEE BENEFIT PLANS
Percentage of contribution by the employee	0.50%
Nominal salary greater than 10 URS | Bottom of range
EMPLOYEE BENEFIT PLANS
Percentage of contribution by the employee	1.00%
Nominal salary greater than 10 URS | Top of range
EMPLOYEE BENEFIT PLANS
Percentage of contribution by the employee	6.00%
Nominal salary less than 10 URS | Bottom of range
EMPLOYEE BENEFIT PLANS
Percentage of contribution by the employee	0.50%
Percentage of contribution by the Company	0.50%
Nominal salary less than 10 URS | Top of range
EMPLOYEE BENEFIT PLANS
Percentage of contribution by the employee	1.00%